Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Payroll	$ 261,801	$ 192,227	$ 224,514
Accrued Interest	320,570	607,736	466,425
Accrued Interest Related party		248,838	123,394
Customer Deposits		309,230	365,815
Accrued Payable to GE - TSA		972,231	972,231
Accrued Rents and Moving Expenses		123,626	123,626
Total accrued expenses	$ 582,371	$ 2,453,888	$ 2,276,005